Investment in Affiliates (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Investments in and Advances to Affiliates [Line Items]
Shares	¥ 305,420	¥ 316,790
Loans	8,880	9,942
Investment in Affiliates	¥ 314,300	¥ 326,732